BALANCE SHEET - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 7,302	$ 343,399
Prepaid expenses - current	277,812	337,534
Total current assets	285,114	680,933
Prepaid expenses - long-term		184,812
Investments held in trust account	150,969,468	150,006,015
Total Assets	151,254,582	150,871,760
Current liabilities:
Accounts payable	1,687,915	85,534
Accrued expenses	1,356,763	229,733
Due to related party	736,123	49,723
Capital based tax payable	331,707	198,129
Franchise tax payable	149,639	188,237
Total current liabilities	4,316,513	751,356
Deferred underwriting commissions	200,000	5,250,000
Derivative warrant liabilities	1,543,280	5,610,000
Total liabilities	6,059,793	11,611,356
Commitments and Contingencies (Note 5)
Class A common stock subject to possible redemption, $0.0001 par value; 15,000,000 shares issued and outstanding at $10.00 per share at redemption as of September 30, 2022 and December 31, 2021		150,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value 1,000,000 shares authorized no shares issued or outstanding as of June 30, 2022 and December 31, 2021
Additional paid-in capital	0	0
Accumulated deficit	(5,099,235)	(10,739,971)
Total stockholders' deficit	(5,098,860)	(10,739,596)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	151,254,582	150,871,760
Class A Common stock
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 15,000,000 shares issued and outstanding at $10.00 per share at redemption as of September 30, 2022 and December 31, 2021		150,000,000
Class A Common Stock Subject to Redemption
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 15,000,000 shares issued and outstanding at $10.00 per share at redemption as of September 30, 2022 and December 31, 2021	150,293,649	150,000,000
Class A Common Stock Not Subject to Redemption
Stockholders' Deficit:
Common stock	0	0
Class B Common Stock
Stockholders' Deficit:
Common stock	$ 375	$ 375